CONCENTRATIONS AND RISKS - Concentration of customers and suppliers (Details) - Customer concentration - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
CONCENTRATIONS AND RISKS
Number of customers	1	2	3
Revenues | Customer one
CONCENTRATIONS AND RISKS
Concentration risk (in percent)	29.80%	31.30%	31.00%
Revenues | Customer two
CONCENTRATIONS AND RISKS
Concentration risk (in percent)		25.00%	15.40%
Revenues | Customer three
CONCENTRATIONS AND RISKS
Concentration risk (in percent)			12.30%
Accounts receivable
CONCENTRATIONS AND RISKS
Number of customers	2	4	3
Accounts receivable | Customer one
CONCENTRATIONS AND RISKS
Concentration risk (in percent)	17.90%	24.50%	40.50%
Accounts receivable | Customer two
CONCENTRATIONS AND RISKS
Concentration risk (in percent)	11.30%	16.50%	24.70%
Accounts receivable | Customer three
CONCENTRATIONS AND RISKS
Concentration risk (in percent)		16.10%	10.60%
Accounts receivable | Customer four
CONCENTRATIONS AND RISKS
Concentration risk (in percent)		13.30%